Provision for Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2023
Provision for Employee Benefits [Abstract]
Schedule of Retired Benefit Plan	The plan asset is unfunded and the Company will pay benefits when needed.
	Provision for employee benefits
	2023	2022
	(Unaudited)	(Unaudited)
Defined benefit obligations at January 1,	$4,849,614	$5,819,132
Estimate for the six months period*	(74,552)	(348,418)
Defined benefit obligations at June 30,	$4,775,062	$5,470,714
*	The estimate represents the difference between the Company’s estimated defined benefit obligations based on employees’ past service and expected future salary at the beginning of the fiscal year and the end of the six months period.